Deferred Policy Acquisition Costs - Rollforward of LDTI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		$ 7,241
Impact of CECL adoption			$ 15
Change related to unrealized (appreciation) depreciation of investments			(1,085)
Other, including foreign exchange			15
Balance, end of year			7,241
Deferred policy acquisition costs and value of business acquired	$ 10,563	10,598		$ 10,500
As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred policy acquisition costs and value of business acquired	13,179	8,058		$ 7,363
Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	10,485	10,375	7,939
Capitalizations	(1,059)	(1,056)	(889)
Amortization expense	1,011	941	(532)
Other, including foreign exchange	(61)	(5)
Balance, end of year	10,472	10,485	10,375
Deferred policy acquisition costs and value of business acquired	10,563	10,598
Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		7,241
Balance, end of year			7,241
Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	113	125
Capitalizations	(9)	(10)
Other, including foreign exchange	13	2
Balance, end of year	91	113	125
Value of Business Acquired	91	113
Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		122	130
Capitalizations			(11)
Change related to unrealized (appreciation) depreciation of investments			(2)
Other, including foreign exchange			1
Balance, end of year			122
Individual Retirement | Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	4,604	4,476
Capitalizations	(562)	(579)
Amortization expense	523	451
Other, including foreign exchange	0	0
Balance, end of year	4,643	4,604	4,476
Deferred policy acquisition costs and value of business acquired	4,646	4,607
Individual Retirement | Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		2,426
Balance, end of year			2,426
Individual Retirement | Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	3	3
Capitalizations	0	0
Other, including foreign exchange	0	0
Balance, end of year	3	3	3
Value of Business Acquired	3	3
Individual Retirement | Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		3
Balance, end of year			3
Individual Retirement | Value Of Business Acquired | Cumulative Effect, Period of Adoption, Adjusted Balance
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		3
Balance, end of year			3
Group Retirement | Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	1,078	1,093
Capitalizations	(62)	(63)
Amortization expense	80	78
Other, including foreign exchange	0	0
Balance, end of year	1,060	1,078	1,093
Deferred policy acquisition costs and value of business acquired	1,061	1,079
Group Retirement | Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		560
Balance, end of year			560
Group Retirement | Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	1	1
Capitalizations	0	0
Other, including foreign exchange	0	0
Balance, end of year	1	1	1
Value of Business Acquired	1	1
Group Retirement | Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		1
Balance, end of year			1
Group Retirement | Value Of Business Acquired | Cumulative Effect, Period of Adoption, Adjusted Balance
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		1
Balance, end of year			1
Life Insurance | Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	4,765	4,773
Capitalizations	(414)	(404)
Amortization expense	401	406
Other, including foreign exchange	(60)	(6)
Balance, end of year	4,718	4,765	4,773
Deferred policy acquisition costs and value of business acquired	4,805	4,874
Life Insurance | Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		4,229
Balance, end of year			4,229
Life Insurance | Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	109	121
Capitalizations	(9)	(10)
Other, including foreign exchange	13	2
Balance, end of year	87	109	121
Value of Business Acquired	87	109
Life Insurance | Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		118
Balance, end of year			118
Life Insurance | Value Of Business Acquired | Cumulative Effect, Period of Adoption, Adjusted Balance
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		121
Balance, end of year			121
Institutional Markets | Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	38	33
Capitalizations	(21)	(10)
Amortization expense	7	6
Other, including foreign exchange	(1)	1
Balance, end of year	51	38	33
Deferred policy acquisition costs and value of business acquired	51	38
Institutional Markets | Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		26
Balance, end of year			26
Institutional Markets | Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		125
Balance, end of year			125
Value of Business Acquired	$ 0	0
Institutional Markets | Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year		$ 122
Balance, end of year			$ 122